FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value of Liabilities (Details) - Financial liabilities at amortised cost - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Amortizing Notes
Disclosure of financial liabilities [line items]
Financial liabilities	$ 70.4	$ 123.4
Financial liabilities, at fair value	70.4	126.8
Amortizing Notes | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	70.4
Amortizing Notes | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value		126.8
Notes
Disclosure of financial liabilities [line items]
Financial liabilities	5,764.0	4,272.6
Financial liabilities, at fair value	5,808.3	4,454.3
Notes | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	0.0	0.0
Notes | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	5,808.3	4,454.3
Notes | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	$ 0.0	$ 0.0